UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/00

Check here if Amendment [  ]; Amendment Number:  ___
  This Amendment (check only one.): [   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Harold I. Pratt
Address:  Nichols & Pratt Advisers, LLP
          50 Congress Street
          Boston, Massachusetts  02109-4017

Form 13F File number:  28-3168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:


Harold I. Pratt          Boston, Massachusetts      11/7/2000
[Signature]              [City, State]            [Date]

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.  (Check here if all holdings of this
      reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

      Form 13F File Number      Name
      28-3162                 James R. Nichols
      28-271                  Bank of New York
      28-380                  United States Trust Company


Report Summary:

Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     32

Form 13F Information Table Value Total:     $41,119
                                            (thousands)


List of other Included Managers:  NONE

                                        Form 13F INFORMATION TABLE

                                          VALUE     SHS/ SH    INVSTMNT   OTHER  VOTING AUTH
NAME OF ISSUER        CLASS   CUSIP       X$1000)   PRN AMT   DISCRETION   MGRS  SOLE SHARED NONE

Abbott Laboratories    COM    002824100   684901   14400 SH     Other      N/A        14400
Agilent Technologies   COM    00846U101   133015    2718 SH     Other      N/A         2718
American Int'l Group   COM    026874107  1901312   19870 SH     Other      N/A        19870
ATT Corp               COM    001957109   332777   11445 SH     Other      N/A        11445
Automatic Data Proc.   COM    053015103  1145572   17130 SH     Other      N/A        17130
Bemis Co. Inc.         COM    081437105  6364605  198120 SH     Other      N/A       198120
Berkshire Hathaway B   COM    846702207  1504890     727 SH     Other      N/A          727
Cintas Corp.           COM    172908105    71878    1650 SH     Other      N/A         1650
Coca Cola              COM    191216100  2543034   46132 SH     Other      N/A        46132
Disney (Walt) Co.      COM    254687106   440641   11520 SH     Other      N/A        11520
Elec. Data Sys.        COM    285661104   550293   13260 SH     Other      N/A        13260
Exxon                  COM    302290101    68448     768 SH     Other      N/A          768
General Electric       COM    369604103  3601767   62337 SH     Other      N/A        62337
Gillette Co.           COM    375766102   419191   13577 SH     Other      N/A        13577
Hewlett Packard Co.    COM    428236103   694035    7155 SH     Other      N/A         7155
Intel Corp.            COM    458140100   495427   11920 SH     Other      N/A        11920
Interpublic Group      COM    460690100   106446    3125 SH     Other      N/A         3125
Johnson & Johnson      COM    478160104  4037814   42984 SH     Other      N/A        42984
Lucent Technologies    COM    549463107   225797    7397 SH     Other      N/A         7397
Marsh & McLennan       COM    571748102   504450    3800 SH     Other      N/A         3800
McDonalds              COM    580135101  1396751   46269 SH     Other      N/A        46269
Merck                  COM    589331107  4722461   63442 SH     Other      N/A        63442
Microsoft              COM    594918104   478584    7935 SH     Other      N/A         7935
Morgan, J.P.           COM    616880100  1267633    7759 SH     Other      N/A         7759
Motorola Inc.          COM    620076109   221315    7650 SH     Other      N/A         7650
Pepsico                COM    713448108   312800    6800 SH     Other      N/A         6800
Procter & Gamble       COM    742718109  1555941   23223 SH     Other      N/A        23223
Raytheon CLB           COM    755111408   656342   23080 SH     Other      N/A        23080
State Street Boston    COM    857473102  2617092   20120 SH     Other      N/A        20120
Stryker                COM    863667101    30915     720 SH     Other      N/A          720
Sysco                  COM    871829107  1889092   40790 SH     Other      N/A        40790
United Dominion Rlty   COM    910197102     7613     700 SH     Other      N/A          700
??







